Equity-accounted Investments (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Condensed Summary of Company's Investments in and Advances to Joint Ventures
A condensed summary of the Company’s investments in equity-accounted investees by segment, which includes loans and net advances to equity-accounted investees, is as follows (in thousands of U.S. dollars, except percentages):

		As at December 31,
Investments in Equity-accounted Investees (1)	Ownership Percentage	2018 $	2017 $
Teekay LNG – Liquefied Gas
Bahrain LNG Joint Venture	30%	81,709	77,786
Yamal LNG Joint Venture	50%	210,290	194,715
Pan Union Joint Venture	20%-30%	71,040	38,298
Exmar LNG Joint Venture	49%	32,419	79,915
Exmar LPG Joint Venture	50%	151,186	157,926
Teekay LNG - Marubeni Joint Venture	52%	342,280	335,897
Angola LNG Carriers	33%	79,606	73,316
RasGas3 Joint Venture	40%	132,256	123,034
Teekay Tankers – Conventional Tankers
Wah Kwong Joint Venture	50%	25,766	24,546
Teekay Parent – Offshore Production
Magnora (2)	44%	—	15,589
Teekay Parent – Other
Teekay Offshore (3) (note 4)	14%	157,924	208,871
TOO GP (3) (note 4)	49%	3,968	4,061
Other	50%	—	1,169
		1,288,444	1,335,123

(1)
Investments in equity-accounted investees is presented in current portion of loans to equity-accounted investments, investments in and loans to equity-accounted investments and loans from equity-accounted investments in the Company’s consolidated balance sheets.

(2)	Teekay sold its ownership interest in Magnora in November 2018.

(3)	The results included for Teekay Offshore are from the date of deconsolidation on September 25, 2017.

Condensed Summary of Company's Financial Information for Joint Venture
A condensed summary of the Company’s financial information for equity-accounted investments (14% to 52%-owned) shown on a 100% basis are as follows:

	As at December 31,
	2018	2017
Cash and restricted cash	568,843	555,566
Other assets – current	412,388	370,790
Vessels and equipment, including vessels related to capital leases and advances on newbuilding contracts	6,615,077	8,056,504
Net investment in direct financing leases	3,000,927	1,973,307
Other assets – non-current	1,957,271	500,108
Current portion of long-term debt and obligations related to capital leases	1,106,812	764,098
Other liabilities – current	563,862	593,968
Long-term debt and obligations related to capital leases	6,882,426	5,957,406
Other liabilities – non-current	478,311	751,416

	Year Ended December 31,
	2018	2017	2016
Revenues	2,052,084	980,078	882,650
Income from vessel operations	406,125	258,006	365,472
Realized and unrealized gain (loss) on non-designated derivative instruments	21,664	(17,438)	(10,900)
Net (loss) income	(3,747)	38,646	239,766